Earning Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Earnings per share [abstract]
Profit for the year attributable to owners of the parent	¥ 657,425	¥ 455,746	¥ 610,316
Weighted average number of common shares outstanding, basic	1,726,638,088	1,752,006,211	1,763,983,221
Basic earnings per share attributable to owners of the parent	¥ 380.75	¥ 260.13	¥ 345.99